Investment Properties - Summary of Fair Value of Investment Properties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure The fair value of investment property [Line Items]
Investment properties	₩ 228,984	₩ 185,527	₩ 208,286
Land
Disclosure The fair value of investment property [Line Items]
Investment properties	210,509	172,594
Buildings
Disclosure The fair value of investment property [Line Items]
Investment properties	18,475	12,933
Book value
Disclosure The fair value of investment property [Line Items]
Investment properties	228,984	185,527
Book value | Land
Disclosure The fair value of investment property [Line Items]
Investment properties	210,509	172,594
Book value | Buildings
Disclosure The fair value of investment property [Line Items]
Investment properties	18,475	12,933
Fair value
Disclosure The fair value of investment property [Line Items]
Investment properties	356,473	271,915
Fair value | Land
Disclosure The fair value of investment property [Line Items]
Investment properties	337,379	258,478
Fair value | Buildings
Disclosure The fair value of investment property [Line Items]
Investment properties	₩ 19,094	₩ 13,437